Accounts Payable - An aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounts Payable
Accounts payable	$ 43,398	$ 36,327
Not later than 3 months
Accounts Payable
Accounts payable	37,817	33,233
Between 3 months to 6 months
Accounts Payable
Accounts payable	3,446	1,058
Between 6 months to 1 year
Accounts Payable
Accounts payable	1,018	941
Later than 1 year
Accounts Payable
Accounts payable	$ 1,117	$ 1,095